Condensed Balance Sheets of Parent Company (Parenthetical) (Detail) - $ / shares	Dec. 31, 2019	Mar. 04, 2019	Dec. 31, 2018
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars)	$ 0.001		$ 0.001
Ordinary share, shares authorized (in shares)	20,000,000		20,000,000
Ordinary share, shares issued	4,543,461		4,543,461
Ordinary share, shares outstanding	4,543,461		4,543,461
Class A Ordinary Shares | Gridsum Holding Inc.
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars)	$ 0.001		$ 0.001
Ordinary share, shares authorized (in shares)	20,000,000		20,000,000
Ordinary share, shares issued	4,543,461		4,543,461
Ordinary share, shares outstanding	4,543,461		4,543,461
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars)	$ 0.001	$ 0.001	$ 0.001
Ordinary share, shares authorized (in shares)	180,000,000		180,000,000
Ordinary share, shares issued	30,032,890		26,289,929
Ordinary share, shares outstanding	30,032,890		26,289,929
Class B Ordinary Shares | Gridsum Holding Inc.
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value per share (in dollars)	$ 0.001		$ 0.001
Ordinary share, shares authorized (in shares)	180,000,000		180,000,000
Ordinary share, shares issued	30,032,890		26,289,929
Ordinary share, shares outstanding	30,032,890		26,289,929